DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of debt instruments

	Balance at December 31, 2020	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (*)	Translation differences	Balance at December 31, 2021
	(€ thousand)
Bonds and notes	1,835,022	149,495	(500,000)	2,593	—	1,487,110
Asset-backed financing (Securitizations)	761,164	248,714	(177,270)	49	67,556	900,213
Lease liabilities	62,290	—	(21,605)	14,421	1,104	56,210
Borrowings from banks and other financial institutions	28,553	142,344	(20,959)	88	4,393	154,419
Other debt	37,716	17,265	(25,302)	—	2,380	32,059
Total debt	2,724,745	557,818	(745,136)	17,151	75,433	2,630,011
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(*) Other changes in lease liabilities relates entirely to non-cash movements for the recognition of additional lease liabilities in accordance with IFRS 16.

Disclosure of debt maturity	The breakdown of debt by nature and by maturity is as follows:

	At December 31,
	2021				2020
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Bonds and notes	9,239	1,028,686	449,185	1,487,110	500,417	1,034,605	300,000	1,835,022
Asset-backed financing (Securitizations)	343,119	499,280	57,814	900,213	306,169	454,995	—	761,164
Lease liabilities	14,783	29,732	11,695	56,210	16,373	29,932	15,985	62,290
Borrowings from banks and other financial institutions	116,919	37,500	—	154,419	28,553	—	—	28,553
Other debt	32,059	—	—	32,059	37,716	—	—	37,716
Total debt	516,119	1,595,198	518,694	2,630,011	889,228	1,519,532	315,985	2,724,745